Lease (Tables)	12 Months Ended
May 31, 2025
Lessee Disclosure [Abstract]
Summary of supplemental cash flow information of the leases
Supplemental cash flow information related to the operating leases is as follows:

	For the years ended May 31,
	2024	2025
	US$	US$
Cash payments for the operating leases	214,089	281,410
Right-of-use assets obtained in exchange for the new operating lease liabilities	442,212	423,895

Summary of annual undiscounted cash flows for lease liabilities
A summary of maturity analysis of the annual undiscounted cash flows for the operating lease liabilities as of May 31, 2025 is as follows:

As of May 31, 2025
US$
Fiscal year ending
May 31, 2026	289,279
May 31, 2027	224,633
May 31, 2028	165,295
May 31, 2029	109,424
May 31, 2030	43,800
Thereafter	20,129

Total future lease payments	852,560
Less: Imputed interest	(63,187)

Present value of operating lease liabilities	789,373